UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO        February 01, 2013
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           48
Form 13F Information Table Value Total:     $196,339
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                    TITLE
                                       OF                    VALUE   SHRS OR          INVESTMENT     VOTING AUTHORITY
NAME OF ISSUER                       CLASS        CUSIP     (X$1000) PRN AMT  SH/ PRN DISCRETIONSOLE SHARED  NONE
INTERNATIONAL BUSINESS MACHINE        COM     459200101      8,237    43,000     SH      SOLE                 43,000
CATERPILLAR TRACTOR CO                COM     149123101      7,487    83,555     SH      SOLE                 83,555
SCHLUMBERGER LTD                      COM     806857108      6,909    99,700     SH      SOLE                 99,700
ROYAL DUTCH SHELL PLC - ADR A         ADR     780259206      6,523    94,600     SH      SOLE                 94,600
UNION PACIFIC CORPORATION             COM     907818108      6,500    51,700     SH      SOLE                 51,700
EXXON MOBIL CORPORATION               COM     30231G102      6,301    72,800     SH      SOLE                 72,800
PROCTER & GAMBLE CO                   COM     742718109      6,226    91,700     SH      SOLE                 91,700
AMERICAN EXPRESS COMPANY              COM     025816109      6,202    107,900    SH      SOLE                107,900
BERKSHIRE HATHAWAY                    COM     084670108      5,899      44       SH      SOLE                   44
ABBOTT LABS                           COM     002824100      5,830    89,000     SH      SOLE                 89,000
PEPSICO INCORPORATED                  COM     713448108      5,775    84,400     SH      SOLE                 84,400
LOWE'S CORP                           COM     548661107      5,541    156,000    SH      SOLE                156,000
WAL-MART STORES                       COM     931142103      5,458    80,000     SH      SOLE                 80,000
BHP BILLITON LTD - SPON ADR           ADR     088606108      5,367    68,440     SH      SOLE                 68,440
ORACLE CORP                           COM     68389X105      5,365    161,000    SH      SOLE                161,000
JM SMUCKER CO                         COM     832696405      5,045    58,500     SH      SOLE                 58,500
INTEL CORP                            COM     458140100      4,887    237,000    SH      SOLE                237,000
HSBC HOLDINGS PLC-SPONS ADR           ADR     404280406      4,877    91,900     SH      SOLE                 91,900
GENERAL ELECTRIC COMPANY              COM     369604103      4,750    226,300    SH      SOLE                226,300
ILLINOIS TOOL WORKS                   COM     452308109      4,622    76,000     SH      SOLE                 76,000
VISA INC/A                            COM     92826C839      4,593    30,300     SH      SOLE                 30,300
PHILIP MORRIS INTERNATIONAL           COM     718172109      4,475    53,500     SH      SOLE                 53,500
3M COMPANY                            COM     88579Y101      4,429    47,700     SH      SOLE                 47,700
VERISK ANALYTICS INC - CLASS A        COM     92345Y106      4,123    80,900     SH      SOLE                 80,900
FRANKLIN RESOURCES                    COM     354613101      4,035    32,100     SH      SOLE                 32,100
PFIZER INC                            COM     717081103      3,905    155,700    SH      SOLE                155,700
MERCK & CO.                           COM     58933Y105      3,746    91,500     SH      SOLE                 91,500
BP P.L.C.                             ADR     055622104      3,738    89,766     SH      SOLE                 89,766
TARGET CORP                           COM     87612E106      3,515    59,400     SH      SOLE                 59,400
CISCO SYSTEMS INC                     COM     17275R102      3,405    173,300    SH      SOLE                173,300
COVIDIEN LTD                          COM     G2554F113      3,268    56,600     SH      SOLE                 56,600
YUM BRANDS INC                        COM     988498101      2,988    45,000     SH      SOLE                 45,000
EMERSON ELECTRIC CO                   COM     291011104      2,897    54,700     SH      SOLE                 54,700
ENSCO PLC-CL A                    SHS CLASS A G3157S106      2,662    44,900     SH      SOLE                 44,900
MEAD JOHNSON NUTRITION CO             COM     582839106      2,524    38,300     SH      SOLE                 38,300
ECOLAB INC                            COM     278865100      2,486    34,582     SH      SOLE                 34,582
PRAXAIR INC                           COM     74005P104      2,298    21,000     SH      SOLE                 21,000
ENBRIDGE INC.                         COM     29250N105      2,270    52,400     SH      SOLE                 52,400
KOHL'S CORP                           COM     500255104      2,158    50,200     SH      SOLE                 50,200
CME GROUP INC                         COM     12572Q105      2,077    41,000     SH      SOLE                 41,000
EXPRESS SCRIPTS HOLDING CO            COM     30219G108      2,060    38,151     SH      SOLE                 38,151
ITC HOLDINGS CORP                     COM     465685105      1,754    22,800     SH      SOLE                 22,800
TEVA PHARMACEUTICAL INDUSTRIES LTD    ADR     881624209      1,669    44,700     SH      SOLE                 44,700
HOSPIRA INC                           COM     441060100      1,659    53,100     SH      SOLE                 53,100
FLOWSERVE CORP                        COM     34354P105      1,659    11,300     SH      SOLE                 11,300
AVON PRODUCTS                         COM     054303102      1,591    110,800    SH      SOLE                110,800
AMETEK INC                            COM     031100100      1,574    41,900     SH      SOLE                 41,900
HEWLETT-PACKARD CO.                   COM     428236103       982     68,900     SH      SOLE                 68,900


GRAND TOTALS                                                196,339  3,618,038


